Income Tax	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Income Tax [Line Items]
Income Tax

11. Income Taxes

The provision for income taxes of $38 thousand and $19 thousand for the years ended December 31, 2020 and 2019, respectively, relates to Commlabs India.

NextNav’s consolidated temporary differences comprised of net deferred tax assets, resulting from net operating loss (“NOL”) carryforwards from the operations of Commlabs prior to the formation of NextNav, are as follows:

	Year Ended December 31,
	2020	2019
	(in thousands)
Deferred tax assets
Net operating loss carryforwards	$1,861	$1,861
Less valuation allowance	(1,861)	(1,861)
Total	$—	$—

As of December 31, 2020, Commlabs had unused U.S. NOL carryforwards of approximately $7.3 million, which begin to expire in 2027.

Spartacus Acquisition Corp [Member]
Income Tax [Line Items]
Income Tax

Note 9 — Income Tax

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Organizational costs and startup expenses	$21,924
Federal net operating loss	10,449
Total deferred tax asset	32,373
Valuation allowance	(32,373)
Deferred tax asset, net of allowance	$—

The income tax provision consists of the following:

December 31, 2020
Federal
Current	$—
Deferred	32,373

State
Current	—
Deferred	—
Change in valuation allowance	(32,373)
Income tax provision	$—

As of December 31, 2020, the Company has $49,757 of U.S. federal net operating loss carryovers, which do not expire, and no state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from August 10, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $32,373.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	(20.1)%
Formation and operating costs	(0.9)%
Income tax provision	—%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.